Drilling units, machinery and equipment, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Balance December 31, 2015	$ 6,336,892
Balance June 30, 2016	6,248,584
Drilling units, machinery and equipment | Cost
Property, Plant and Equipment [Line Items]
Balance December 31, 2015	7,258,995
Additions	79,212
Balance June 30, 2016	7,338,207
Drilling units, machinery and equipment | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance December 31, 2015	(922,103)
Depreciation	(167,520)
Balance June 30, 2016	(1,089,623)
Drilling units, machinery and equipment | Net Book Value
Property, Plant and Equipment [Line Items]
Balance December 31, 2015	6,336,892
Additions	79,212
Depreciation	(167,520)
Balance June 30, 2016	$ 6,248,584